Cover Page	Oct. 23, 2020
Entity Information [Line Items]
Entity Registrant Name	CenturyLink, Inc.
Amendment Flag	false
Entity Central Index Key	0000018926
Document Type	8-K
Document Period End Date	Oct. 23, 2020
Entity Incorporation, State or Country Code	LA
Entity File Number	001-7784
Entity Tax Identification Number	72-0651161
Entity Address, Address Line One	100 CenturyLink Drive
Entity Address, City or Town	Monroe
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71203
City Area Code	318
Local Phone Number	388-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	LUMN
Security Exchange Name	NYSE
Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Qwest Corporation [Member]
Entity Information [Line Items]
Entity Registrant Name	Qwest Corporation
Entity Central Index Key	0000068622
Entity Incorporation, State or Country Code	CO
Entity File Number	001-03040
Entity Tax Identification Number	84-0273800
Entity Address, Address Line One	100 CenturyLink Drive
Entity Address, City or Town	Monroe
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	80021
City Area Code	318
Local Phone Number	388-9000
6.125% Notes Due 2053 [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.125% Notes Due 2053
Trading Symbol	CTY
Security Exchange Name	NYSE
6.625% Notes Due 2055 [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.625% Notes Due 2055
Trading Symbol	CTZ
Security Exchange Name	NYSE
7.00% Notes Due 2056 [Member]
Entity Information [Line Items]
Title of 12(b) Security	7.00% Notes Due 2056
Trading Symbol	CTAA
Security Exchange Name	NYSE
6.5% Notes Due 2056 [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.5% Notes Due 2056
Trading Symbol	CTBB
Security Exchange Name	NYSE
6.75% Notes Due 2057 [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.75% Notes Due 2057
Trading Symbol	CTDD
Security Exchange Name	NYSE